Patent Rights and Applications (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Patent Rights and Applications
	December 31,	December 31,
	2012	2011

Patent rights and applications	$-	$7,058
Less: accumulated amortization	-	-
	$-	$7,058